Fair value measurement - Copper stream embedded derivative, continuity schedule (Details) - Copper stream embedded derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuity schedule for embedded derivative
Balance, beginning of period	$ 0	$ 0
Initial recognition	4,430	0
Change in fair value	(3,657)	0
Balance, end of period	$ 773	$ 0